INVESTMENTS IN NON-CONSOLIDATED COMPANIES	12 Months Ended
Dec. 31, 2019
Disclosure of interests in other entities [Abstract]
INVESTMENTS IN NON-CONSOLIDATED COMPANIES
INVESTMENTS IN NON-CONSOLIDATED COMPANIES

	As of December 31,
	2019	2018

At the beginning of the year	495,241	478,348

Equity in earnings of non-consolidated companies	60,967	102,772
Other comprehensive income	(39,449)	(77,042)
Dividends from non-consolidated companies	(3,111)	(8,837)

At the end of the year	513,648	495,241

The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

			Voting rights at		Value at
Company	Country of incorporation	Main activity	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	34.39%	34.39%	486,643	480,084
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	21,573	10,291
Other non-consolidated companies (1)					5,432	4,866

					513,648	495,241

(1)	It includes the investment held in Finma S.A.I.F., Techinst S.A., Recrotek S.R.L. de C.V. and Gas Industrial de Monterrey S.A. de C.V.

(a)	Usinas Siderurgicas de Minas Gerais S.A. – USIMINAS
Ternium, through its subsidiaries Ternium Investments S.à r.l. (“Ternium Investments”), Ternium Argentina S.A. (“Ternium Argentina”) and Prosid Investments S.A. (“Prosid”), owns a total of 242.6 million ordinary shares and 8.5 million preferred shares, representing 20.5% of the issued and outstanding share capital of Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (“Usiminas”), the largest flat steel producer in Brazil.

Ternium Investments, Ternium Argentina and Prosid, together with Tenaris S.A.’s Brazilian subsidiary Confab Industrial S.A. (“TenarisConfab”), are part of Usiminas’ control group, comprising the so-called T/T Group. The other members of Usiminas’ control group are Previdência Usiminas (Usiminas’ employee pension fund) and the so-called NSSMC Group, comprising Nippon Steel & Sumitomo Metal Corporation Group (“NSSMC”), Nippon Usiminas Co., Ltd., Metal One Corporation and Mitsubishi Corporation do Brasil, S.A.

As of December 31, 2019, the closing price of the Usiminas ordinary and preferred shares, as quoted on the BM&F Bovespa Stock Exchange, was BRL 9.87 (approximately $2.45; December 31, 2018: BRL11.44 - $2.95) per ordinary share and BRL9.51 (approximately $2.36; December 31, 2018: BRL9.22 - $2.38) per preferred share, respectively. Accordingly, as of December 31, 2019, Ternium’s ownership stake had a market value of approximately $614.1 million and a carrying value of $486.6 million.

The Company reviews periodically the recoverability of its investment in Usiminas. To determine the recoverable value, the Company estimates the value in use of the investment by calculating the present value of the expected cash flows or its fair value less costs of disposal.

14.	INVESTMENTS IN NON-CONSOLIDATED COMPANIES (continued)

As of December 31, 2019 and 2018, the value of the investment in Usiminas is comprised as follows:

	USIMINAS
Value of investment	As of December 31, 2019	As of December 31, 2018

At the beginning of the year	480,084	466,299
Share of results (1)	48,502	97,733
Other comprehensive income	(38,896)	(75,195)
Dividends	(3,047)	(8,753)

At the end of the year	486,643	480,084
(1) It includes the adjustment of the values associated to the purchase price allocation.
The investment in Usiminas is based in the following calculation:

Usiminas' shareholders' equity	3,484,115
Percentage of interest of the Company over shareholders' equity	20.42%

Interest of the Company over shareholders' equity	711,558

Purchase price allocation	73,264
Goodwill	257,879
Impairment	(556,058)

Total Investment in Usiminas	486,643

On February 14, 2020, Usiminas issued its annual accounts as of and for the year ended December 31, 2019.

	USIMINAS
Summarized balance sheet (in million $)	As of December 31, 2019	As of December 31, 2018

Assets
Non-current	4,336	4,697
Current	1,721	1,711
Other current investments	166	151
Cash and cash equivalents	311	286

Total Assets	6,534	6,845

Liabilities
Non-current	718	544
Non-current borrowings	1,237	1,389
Current	687	740
Current borrowings	30	121

Total Liabilities	2,672	2,794

Non-controlling interest	378	369

Shareholders' equity	3,484	3,682

14.	INVESTMENTS IN NON-CONSOLIDATED COMPANIES (continued)

	USIMINAS
Summarized income statement (in million $)	As of December 31, 2019	As of December 31, 2018

Net sales	3,790	3,766
Cost of sales	(3,312)	(3,154)
Gross Profit	478	612
Selling, general and administrative expenses	(181)	(213)
Other operating income (loss), net	(100)	(153)
Operating income	197	246
Financial expenses, net	(132)	15
Equity in earnings of associated companies	46	70
Profit (Loss) before income tax	110	331
Income tax benefit	(16)	(110)
Net profit (loss) before non-controlling interest	94	221
Non-controlling interest in other subsidiaries	(41)	(28)
Net profit (loss) for the year	53	193

(b)Techgen S.A. de C.V.
Techgen is a Mexican natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico. The company started producing energy on December 1st, 2016 and is fully operational. As of February 2017, Ternium, Tenaris, and Tecpetrol International S.A. (a wholly-owned subsidiary of San Faustin S.A., the controlling shareholder of both Ternium and Tenaris) completed their investments in Techgen. Techgen is currently owned 48% by Ternium, 30% by Tecpetrol and 22% by Tenaris. Ternium and Tenaris also agreed to enter into power supply and transportation agreements with Techgen, pursuant to which Ternium and Tenaris will contract 78% and 22%, respectively, of Techgen’s power capacity of 900 megawatts. During 2017 and 2016, Techgen’s shareholders made additional investments in Techgen, in the form of subordinated loans, which in the case of Ternium amounted to $127.7 million as of December 31, 2019, and which are due in June 2026. For commitments from Ternium in connection with Techgen, see note 25.